UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

Smith Group Large Cap Core Growth Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.1%
Communication Services - 4.9%
Alphabet, Inc., Class A *	1,000	$1,044,960
TripAdvisor, Inc. *	18,200	981,708
		2,026,668
Consumer Discretionary - 9.1%
AutoZone, Inc. *	1,200	1,006,008
Home Depot, Inc.	6,100	1,048,102
PVH Corp.	7,800	725,010
Target Corp.	14,100	931,869
		3,710,989
Consumer Staples - 4.8%
Walgreens Boots Alliance, Inc.	13,300	908,789
Walmart, Inc.	11,400	1,061,910
		1,970,699
Energy - 6.5%
Chevron Corp.	9,600	1,044,384
Devon Energy Corp.	29,100	655,914
Exxon Mobil Corp.	14,210	968,980
		2,669,278
Financials - 9.3%
Discover Financial Services	16,500	973,170
JPMorgan Chase & Co.	10,300	1,005,486
Progressive Corp.	16,700	1,007,511
SunTrust Banks, Inc.	16,800	847,392
		3,833,559
Health Care - 17.4%
Allergan PLC	6,900	922,254
Baxter International, Inc.	15,800	1,039,956
Biogen, Inc. *	3,400	1,023,128
Bristol-Myers Squibb Co.	20,100	1,044,798
Centene Corp. *	8,600	991,580
Eli Lilly & Co.	9,200	1,064,624
Varian Medical Systems, Inc. *	9,100	1,031,121
		7,117,461
Industrials - 14.9%
Boeing Co.	3,200	1,032,000
Eaton Corp.	14,800	1,016,168
Emerson Electric Co.	17,200	1,027,700
Huntington Ingalls Industries, Inc.	5,100	970,581
Landstar System, Inc.	10,800	1,033,236
Norfolk Southern Corp.	6,800	1,016,872
		6,096,557
Information Technology - 24.8%
Adobe, Inc. *	4,625	1,046,360
Apple, Inc.	6,350	1,001,649
Arista Networks, Inc. *	4,500	948,150
Automatic Data Processing, Inc.	7,700	1,009,624
Cadence Design Systems, Inc. *	24,100	1,047,868
F5 Networks, Inc. *	6,400	1,036,992
FleetCor Technologies, Inc. *	5,600	1,040,032
Fortinet, Inc. *	14,500	1,021,235
Microsoft Corp.	9,900	1,005,543
NetApp, Inc.	17,300	1,032,291
		10,189,744
Materials - 2.4%
Celanese Corp., Series A	11,000	989,670

Total Common Stocks
(Cost $36,354,501)		38,604,625

SHORT-TERM INVESTMENT - 0.6%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class, 2.33% ^
(Cost $263,096)	263,096	263,096

Total Investments - 94.7%
(Cost $36,617,597)		38,867,721
Other Assets and Liabilities, Net - 5.3%		2,175,577
Total Net Assets - 100.0%		$41,043,298

*	Non-income producing security
^	The rate shown is the annualized seven day effective yield as of December 31, 2018.
PLC - Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$38,604,625	$-	$-	$38,604,625
Short-Term Investment	263,096	-	-	263,096
Total Investments	$38,867,721	$-	$-	$38,867,721

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                        Brian R. Wiedmeyer, President

Date    February 25, 2019

By (Signature and Title)  /s/ Ryan L. Roell
                                          Ryan L. Roell, Treasurer

Date    February 25, 2019